Independent Auditors’ Report
The Board of Directors
Sentry Life Insurance Company
and
The Contract Owners of
Sentry Variable Account II:

We have audited the accompanying statements of assets and liabilities of the Sentry Variable Account II (comprised of the sub-accounts listed in the statements of assets and liabilities (collectively, the Accounts) as of December 31, 2010, and the related statements of operations for the year ended December 31, 2010, changes in net assets for the years ended December 31, 2010 and 2009, and the financial highlights for the years ended December 31, 2010, 2009, 2008 and 2007. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Accounts for the year ended December 31, 2006 were audited by other auditors whose report thereon dated February 8, 2007 expressed an unqualified opinion on those highlights.
We conducted our audits in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. Our audit included confirmation of securities owned as of December 31, 2010 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Sentry Variable Account II as of December 31, 2010, and the results of its operations for the year ended December 31, 2010, changes in net assets for the years ended December 31, 2010 and 2009, and financial highlights for the years ended December 31, 2010, 2009, 2008 and 2007 in conformity with U.S. generally accepted accounting principles.

February 24, 2011

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2010

Assets:

Investments at fair value:

Janus Aspen Series:
Aspen Janus Portfolio, 28,099 shares (cost $591,209)	$681,667
Aspen Enterprise Portfolio, 317,234 shares (cost $8,719,155)	12,283,292
Aspen Forty Portfolio, 27,479 shares (cost $763,129)	982,082
Aspen Worldwide Growth Portfolio, 14,027 shares (cost $408,538)	422,638
Aspen Balanced Portfolio, 49,038 shares (cost $1,262,584)	1,387,782

T. Rowe Price Fixed Income Series, Inc.:
Prime Reserve Portfolio, 1,936,690 shares (cost $1,936,690)	1,936,690
Limited Term Bond Portfolio, 477,921 shares (cost $2,376,536)	2,413,499

T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio, 74,096 shares (cost $1,621,689)	1,475,989
Personal Strategy Balanced Portfolio, 365,652 shares (cost $6,229,844)	6,669,491
Mid-Cap Growth Portfolio, 26,902 shares (cost $609,350)	661,530

T. Rowe Price International Series, Inc.:
International Stock Portfolio, 22,775 shares (cost $331,239)	316,124

Vanguard Variable Insurance Fund:
Balanced Portfolio, 51,532 shares (cost $951,451)	963,654
Equity Index Portfolio, 17,615 shares (cost $445,611)	414,127
High Yield Bond Portfolio, 22,011 shares (cost $165,070)	171,246
Small Company Growth Portfolio, 29,650 shares (cost $500,009)	524,206
Mid-Cap Index Portfolio, 32,683 shares (cost $500,979)	487,951
REIT Index Portfolio, 44,123 shares (cost $531,319)	456,675

Total Assets	$32,248,643
Total Liabilities	-

Net Assets	$32,248,643

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS

	For the Year Ended December 31, 2010

	Janus Aspen	Janus Aspen	Janus Aspen
	Janus*	Enterprise**	Forty

Investment income:
Dividends	$ 7,025	$ 7,442	$ 3,340

Expenses:
Mortality and expense risk charges	7,770	132,242	11,431

Net investment income (loss)	(745)	(124,800)	(8,091)

Realized gains (losses) on investments:
Realized net investment gain (loss)	14,288	(860,066)	56,478

Capital gain distributions received	-	-	-

Realized gain (loss) on investments and
capital gain distributions, net	14,288	(860,066)	56,478

Unrealized appreciation (depreciation), net	65,773	3,468,067	(693)

Net increase (decrease) in net assets
from operations	$ 79,316	$ 2,483,201	$ 47,694

	For the Year Ended December 31, 2010
	Janus Aspen
	Worldwide	Janus Aspen
	Growth	Balanced

Investment income:
Dividends	$ 2,388	$ 39,151

Expenses:
Mortality and expense risk charges	4,686	16,728

Net investment income (loss)	(2,298)	22,423

Realized gains (losses) on investments:
Realized net investment gain (loss)	4,247	37,822

Capital gain distributions received	-	-

Realized gain (loss) on investments and
capital gain distributions, net	4,247	37,822

Unrealized appreciation (depreciation), net	52,367	33,346

Net increase (decrease) in net assets
from operations	$ 54,316	$ 93,591

See accompanying notes to financial statements

*Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS

	For the Year Ended December 31, 2010
		T. Rowe Price
	T. Rowe Price	Limited Term	T. Rowe Price
	Prime Reserve	Bond	Equity Income

Investment income:
Dividends	$ 2,384	$ 71,831	$ 26,881

Expenses:
Mortality and expense risk charges	23,612	30,192	17,103

Net investment income (loss)	(21,228)	41,639	9,778

Realized gains (losses) on investments:
Realized net investment gain (loss)	-	(7,769)	(59,020)

Capital gain distributions received	-	-	-

Realized gain (loss) on investments and
capital gain distributions, net	-	(7,769)	(59,020)

Unrealized appreciation (depreciation), net	-	13,841	230,023

Net increase (decrease) in net assets
from operations	$ (21,228)	$ 47,711	$ 180,781

	For the Year Ended December 31, 2010
	T. Rowe Price	T. Rowe Price	T. Rowe Price
	Personal Strategy	Mid-Cap	International
	Balanced	Growth	Stock

Investment income:
Dividends	$ 149,708	$ -	$ 2,701

Expenses:
Mortality and expense risk charges	76,928	6,962	3,936

Net investment income (loss)	72,780	(6,962)	(1,235)

Realized gains (losses) on investments:
Realized net investment gain (loss)	169,205	(8,284)	(30,945)

Capital gain distributions received	-	33,274	900

Realized gain (loss) on investments and
capital gain distributions, net	169,205	24,990	(30,045)

Unrealized appreciation (depreciation), net	502,988	123,014	68,672

Net increase (decrease) in net assets
from operations	$ 744,973	$ 141,042	$ 37,392

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS

	For the Year Ended December 31, 2010
			Vanguard
	Vanguard	Vanguard	High Yield
	Balanced	Equity Index	Bond

Investment income:
Dividends	$ 27,958	$ 9,199	$ 11,513

Expenses:
Mortality and expense risk charges	11,415	5,096	1,953

Net investment income (loss)	16,543	4,103	9,560

Realized gains (losses) on investments:
Realized net investment gain (loss)	(10,765)	(22,165)	(2,429)

Capital gain distributions received	-	5,120	-

Realized gain (loss) on investments and
capital gain distributions, net	(10,765)	(17,045)	(2,429)

Unrealized appreciation (depreciation), net	81,913	63,941	9,029

Net increase (decrease) in net assets
from operations	$ 87,691	$ 50,999	$ 16,160

	For the Year Ended December 31, 2010
	Vanguard	Vanguard
	Small Company	Mid-Cap	Vanguard
	Growth	Index	REIT Index

Investment income:
Dividends	$ 1,492	$ 4,535	$ 11,016

Expenses:
Mortality and expense risk charges	5,402	5,491	4,870

Net investment income (loss)	(3,910)	(956)	6,146

Realized gains (losses) on investments:
Realized net investment gain (loss)	(9,643)	(45,610)	(78,310)

Capital gain distributions received	-	-	-

Realized gain (loss) on investments and
capital gain distributions, net	(9,643)	(45,610)	(78,310)

Unrealized appreciation (depreciation), net	139,220	146,395	171,311

Net increase (decrease) in net assets
from operations	$ 125,667	$ 99,829	$ 99,147

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31,

	Janus Aspen		Janus Aspen		Janus Aspen
	Janus*		Enterprise**		Forty
	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (745)	$ (3,912)	$ (124,800)	$ (110,264)	$ (8,091)	$ (10,075)

Realized gains (losses) on investments	14,288	(3,330)	(860,066)	(1,139,070)	56,478	46,908

Unrealized appreciation (depreciation), net	65,773	188,404	3,468,067	4,622,976	(693)	283,402

Net increase (decrease) in net assets from operations	79,316	181,162	2,483,201	3,373,642	47,694	320,235

Contract transactions:
Purchase payments	23,417	20,868	109,575	75,789	53,056	36,416

Transfers between subaccounts, net	(14,342)	441	(20,294)	(27,553)	(3,797)	12,751

Withdrawals	(90,181)	(68,194)	(1,248,276)	(644,290)	(125,972)	(72,480)

Contract maintenance fees	(2,146)	(2,431)	(21,518)	(23,008)	(2,225)	(2,446)

Net increase (decrease) in net assets
derived from contract transactions	(83,252)	(49,316)	(1,180,513)	(619,062)	(78,938)	(25,759)

Total increase (decrease) in net assets	(3,936)	131,846	1,302,688	2,754,580	(31,244)	294,476

Net assets at beginning of year	685,603	553,757	10,980,604	8,226,024	1,013,326	718,850

Net assets at end of year	$ 681,667	$ 685,603	$ 12,283,292	$ 10,980,604	$ 982,082	$ 1,013,326

	For the Years Ended December 31,
	Janus Aspen
	Worldwide		Janus Aspen
	Growth		Balanced
	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (2,298)	$ 792	$ 22,423	$ 24,596

Realized gains (losses) on investments	4,247	(13,527)	37,822	72,213

Unrealized appreciation (depreciation), net	52,367	122,951	33,346	200,615

Net increase (decrease) in net assets from operations	54,316	110,216	93,591	297,424

Contract transactions:
Purchase payments	16,218	18,267	31,071	32,808

Transfers between subaccounts, net	(2,818)	(22,741)	38,458	(10,076)

Withdrawals	(29,193)	(49,713)	(222,912)	(141,725)

Contract maintenance fees	(1,103)	(1,265)	(3,086)	(3,615)

Net increase (decrease) in net assets
derived from contract transactions	(16,896)	(55,452)	(156,469)	(122,608)

Total increase (decrease) in net assets	37,420	54,764	(62,878)	174,816

Net assets at beginning of year	385,218	330,454	1,450,660	1,275,844

Net assets at end of year	$ 422,638	$ 385,218	$ 1,387,782	$ 1,450,660

See accompanying notes to financial statements

*Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31,
			T. Rowe Price
	T. Rowe Price		Limited Term		T. Rowe Price
	Prime Reserve		Bond		Equity Income
	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (21,228)	$ (16,068)	$ 41,639	$ 65,020	$ 9,778	$ 11,235

Realized gains (losses) on investments	-	-	(7,769)	(18,993)	(59,020)	(152,916)

Unrealized appreciation (depreciation), net	-	-	13,841	146,222	230,023	432,515

Net increase (decrease) in net assets from operations	(21,228)	(16,068)	47,711	192,249	180,781	290,834

Contract transactions:
Purchase payments	52,333	24,699	59,889	36,603	28,047	30,320

Transfers between subaccounts, net	229,705	176,488	(26,326)	86,326	(20,916)	(30,202)

Withdrawals	(237,149)	(215,569)	(336,678)	(494,990)	(227,538)	(276,968)

Contract maintenance fees	(2,227)	(2,744)	(3,698)	(4,643)	(3,265)	(3,601)

Net increase (decrease) in net assets
derived from contract transactions	42,662	(17,126)	(306,813)	(376,704)	(223,672)	(280,451)

Total increase (decrease) in net assets	21,434	(33,194)	(259,102)	(184,455)	(42,891)	10,383

Net assets at beginning of year	1,915,256	1,948,450	2,672,601	2,857,056	1,518,880	1,508,497

Net assets at end of year	$ 1,936,690	$ 1,915,256	$ 2,413,499	$ 2,672,601	$ 1,475,989	$ 1,518,880

	For the Years Ended December 31,
	T. Rowe Price		T. Rowe Price		T. Rowe Price
	Personal Strategy		Mid-Cap		International
	Balanced		Growth		Stock
	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 72,780	$ 58,033	$ (6,962)	$ (5,791)	$ (1,235)	$ 4,368

Realized gains (losses) on investments	169,205	(42,194)	24,990	(30,783)	(30,045)	(39,048)

Unrealized appreciation (depreciation), net	502,988	1,594,061	123,014	213,509	68,672	150,007

Net increase (decrease) in net assets from operations	744,973	1,609,900	141,042	176,935	37,392	115,327

Contract transactions:
Purchase payments	46,138	39,335	17,319	15,800	6,792	4,081

Transfers between subaccounts, net	(209,039)	(99,366)	(11,725)	(3,216)	19,657	(4,844)

Withdrawals	(503,676)	(880,121)	(47,894)	(60,510)	(94,849)	(21,620)

Contract maintenance fees	(7,882)	(8,853)	(1,116)	(1,224)	(576)	(596)

Net increase (decrease) in net assets
derived from contract transactions	(674,459)	(949,005)	(43,416)	(49,150)	(68,976)	(22,979)

Total increase (decrease) in net assets	70,514	660,895	97,626	127,785	(31,584)	92,348

Net assets at beginning of year	6,598,977	5,938,082	563,904	436,119	347,708	255,360

Net assets at end of year	$ 6,669,491	$ 6,598,977	$ 661,530	$ 563,904	$ 316,124	$ 347,708

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31,
					Vanguard
	Vanguard		Vanguard		High Yield
	Balanced		Equity Index		Bond
	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 16,543	$ 39,716	$ 4,103	$ 6,136	$ 9,560	$ 11,721

Realized gains (losses) on investments	(10,765)	(114,549)	(17,045)	(15,904)	(2,429)	(19,888)

Unrealized appreciation (depreciation), net	81,913	235,372	63,941	101,861	9,029	54,094

Net increase (decrease) in net assets from operations	87,691	160,539	50,999	92,093	16,160	45,927

Contract transactions:
Purchase payments	23,881	20,145	6,461	14,113	2,868	3,159

Transfers between subaccounts, net	6,272	(24,541)	(978)	(4,013)	19,441	2,843

Withdrawals	(83,396)	(362,276)	(88,139)	(38,140)	(16,759)	(48,365)

Contract maintenance fees	(1,053)	(1,357)	(668)	(688)	(345)	(384)

Net increase (decrease) in net assets
derived from contract transactions	(54,296)	(368,029)	(83,324)	(28,728)	5,205	(42,747)

Total increase (decrease) in net assets	33,395	(207,490)	(32,325)	63,365	21,365	3,180

Net assets at beginning of year	930,259	1,137,749	446,452	383,087	149,881	146,701

Net assets at end of year	$ 963,654	$ 930,259	$ 414,127	$ 446,452	$ 171,246	$ 149,881

	For the Years Ended December 31,
	Vanguard		Vanguard
	Small Company		Mid-Cap		Vanguard
	Growth		Index		REIT Index
	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (3,910)	$ (416)	$ (956)	$ 2,174	$ 6,146	$ 11,828

Realized gains (losses) on investments	(9,643)	(32,091)	(45,610)	(16,149)	(78,310)	(123,751)

Unrealized appreciation (depreciation), net	139,220	152,349	146,395	150,445	171,311	190,164

Net increase (decrease) in net assets from operations	125,667	119,842	99,829	136,470	99,147	78,241

Contract transactions:
Purchase payments	13,840	15,239	10,298	17,236	17,158	19,789

Transfers between subaccounts, net	(7,336)	(14,530)	(5,348)	(7,417)	9,386	(32,766)

Withdrawals	(45,569)	(27,292)	(94,144)	(42,872)	(51,276)	(33,894)

Contract maintenance fees	(848)	(1,007)	(820)	(970)	(651)	(712)

Net increase (decrease) in net assets
derived from contract transactions	(39,913)	(27,590)	(90,014)	(34,023)	(25,383)	(47,583)

Total increase (decrease) in net assets	85,754	92,252	9,815	102,447	73,764	30,658

Net assets at beginning of year	438,452	346,200	478,136	375,689	382,911	352,253

Net assets at end of year	$ 524,206	$ 438,452	$ 487,951	$ 478,136	$ 456,675	$ 382,911

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 and 2009

1.	Organization

The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.  The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984.  The Company discontinued new sales of variable annuity contracts on December 1, 2004.  The Account is an accounting entity wherein all segregated account transactions are reflected.

The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Aspen Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Vanguard Variable Insurance Fund (collectively, the Funds) at each portfolio's net asset value in accordance with the selection made by contract owners.

The Funds are diversifed open-end investment management companies registered under the Investment Company Act of 1940.  A copy of the Funds' annual reports are included in the Variable Account's Annual Report.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Valuation of Investments

Investments in shares of each Fund are valued on the closing net asset value per share at December 31, 2010. The Funds value their investment securities at fair value.

Securities Transactions and Investment Income

Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

Federal Income Taxes

The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

Under federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 and 2009

Recently Issued Accounting Standard

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC820, Fair Value Measurements and Disclosures.  This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment  does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows,  as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale.  The NAVs must be calculated  consistent with   the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value.    Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV,  the investment should likely be classified as Level 2 in the xxxx fair value hierarchy.  Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy.  If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3.  This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted.  The Company adopted this guidance effective for the year ending December 31, 2009.  The adoption of this guidance did not have a material impact on the Variable Account's financial statements.

Susequent Events

In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2010 through the date the financial statements were issued.  No significant subsequent events were identified.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 and 2009

3.	Purchases and Sales of Securities

	In 2010, purchases and proceeds on sales of the Funds' shares were as follows:

			Proceeds
		Purchases	on Sales
*	Janus Aspen Janus Portfolio	$ 35,057	$ 119,052
**	Janus Aspen Enterprise Portfolio	175,693	1,481,008
	Janus Aspen Forty Portfolio	65,854	152,883
	Janus Aspen Worldwide Growth Portfolio	22,798	41,992
	Janus Aspen Balanced Portfolio	114,173	248,219
	T. Rowe Price Prime Reserve Portfolio	291,124	269,689
	T. Rowe Price Limited Term Bond Portfolio	172,637	437,811
	T. Rowe Price Equity Income Portfolio	65,166	279,060
	T. Rowe Price Personal Strategy Balanced Portfolio	202,034	803,713
	T. Rowe Price Mid-Cap Growth Portfolio	58,965	76,069
	T. Rowe Price International Stock Portfolio	30,581	99,892
	Vanguard Balanced Portfolio	74,598	112,352
	Vanguard Equity Index Portfolio	22,427	96,528
	Vanguard High Yield Bond Portfolio	33,978	19,213
	Vanguard Small Company Growth Portfolio	15,459	59,282
	Vanguard Mid-Cap Index Portfolio	15,182	106,153
	Vanguard REIT Index Portfolio	40,617	59,854
	Total	$ 1,436,343	$ 4,462,770

	In 2009, purchases and proceeds on sales of the Funds' shares were as follows:

			Proceeds
		Purchases	on Sales
*	Janus Aspen Janus Portfolio	$ 28,206	$ 81,433
**	Janus Aspen Enterprise Portfolio	207,185	936,512
	Janus Aspen Forty Portfolio	89,875	125,708
	Janus Aspen Worldwide Growth Portfolio	23,592	78,252
	Janus Aspen Balanced Portfolio	137,126	182,548
	T. Rowe Price Prime Reserve Portfolio	317,769	350,962
	T. Rowe Price Limited Term Bond Portfolio	388,959	700,643
	T. Rowe Price Equity Income Portfolio	120,437	389,654
	T. Rowe Price Personal Strategy Balanced Portfolio	341,607	1,232,580
	T. Rowe Price Mid-Cap Growth Portfolio	66,885	121,252
	T. Rowe Price International Stock Portfolio	68,512	87,122
	Vanguard Balanced Portfolio	90,640	418,953
	Vanguard Equity Index Portfolio	40,289	55,284
	Vanguard High Yield Bond Portfolio	26,044	57,070
	Vanguard Small Company Growth Portfolio	24,813	52,820
	Vanguard Mid-Cap Index Portfolio	47,944	62,392
	Vanguard REIT Index Portfolio	58,528	73,732
	Total	$ 2,078,411	$ 5,006,917

	*Formerly Janus Aspen Large Cap Growth Portfolio
	**Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 and 2009

4.	Expenses and Related Party Transactions

A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (0.80% mortality and 0.40% expense risk) of the daily net asset value of the Variable Account.  This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.

The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units.  If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender.  This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

There are no deductions made from purchase payments for sales charges at the time of purchase.  However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales.  Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value.  Premium taxes up to 4% are currently imposed by certain states.  Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization.  In the event contracts would be issued in states assessing  their  premium taxes  at the  time purchase payments are made,  the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Variable Account generally uses the market approach as the valuation technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 and 2009

The Company categorizes financial assets recorded at fair value as follows:

Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.  The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total

Variable Account Investments	-	$ 32,248,643	-	$ 32,248,643

The Variable Account only invests in funds with fair value measurements in Level 2 and thus did not have any assets or liabilities reported at fair value on a nonrecurring basis.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 and 2009

6.	Changes in Units Outstanding
	The changes in units outstanding for the year ended December 31, 2010 were as follows:

		Units	Units	Net Increase
		Issued	Redeemed	(Decrease)
*	Janus Aspen Janus Portfolio	4,428	18,015	(13,587)
**	Janus Aspen Enterprise Portfolio	3,389	26,516	(23,127)
	Janus Aspen Forty Portfolio	6,994	15,864	(8,870)
	Janus Aspen Worldwide Growth Portfolio	3,508	6,313	(2,805)
	Janus Aspen Balanced Portfolio	5,438	16,958	(11,520)
	T. Rowe Price Prime Reserve Portfolio	13,285	11,339	1,946
	T. Rowe Price Limited Term Bond Portfolio	2,733	11,094	(8,361)
	T. Rowe Price Equity Income Portfolio	2,766	19,227	(16,461)
	T. Rowe Price Personal Strategy Balanced Portfolio	1,211	17,235	(16,024)
	T. Rowe Price Mid-Cap Growth Portfolio	1,597	4,326	(2,729)
	T. Rowe Price International Stock Portfolio	2,960	10,589	(7,629)
	Vanguard Balanced Portfolio	3,243	6,880	(3,637)
	Vanguard Equity Index Portfolio	740	8,272	(7,532)
	Vanguard High Yield Bond Portfolio	1,524	1,189	335
	Vanguard Small Company Growth Portfolio	1,090	4,151	(3,061)
	Vanguard Mid-Cap Index Portfolio	753	7,114	(6,361)
	Vanguard REIT Index Portfolio	1,646	3,095	(1,449)

	The changes in units outstanding for the year ended December 31, 2009 were as follows:

		Units	Units
		Issued	Redeemed	Net Decrease
*	Janus Aspen Janus Portfolio	5,148	15,040	(9,892)
**	Janus Aspen Enterprise Portfolio	5,022	21,633	(16,611)
	Janus Aspen Forty Portfolio	11,014	13,841	(2,827)
	Janus Aspen Worldwide Growth Portfolio	4,146	15,500	(11,354)
	Janus Aspen Balanced Portfolio	3,764	13,907	(10,143)
	T. Rowe Price Prime Reserve Portfolio	14,096	14,894	(798)
	T. Rowe Price Limited Term Bond Portfolio	8,280	18,882	(10,602)
	T. Rowe Price Equity Income Portfolio	7,758	34,187	(26,429)
	T. Rowe Price Personal Strategy Balanced Portfolio	5,385	33,283	(27,898)
	T. Rowe Price Mid-Cap Growth Portfolio	5,082	9,297	(4,215)
	T. Rowe Price International Stock Portfolio	7,110	11,234	(4,124)
	Vanguard Balanced Portfolio	3,408	35,166	(31,758)
	Vanguard Equity Index Portfolio	2,462	5,429	(2,967)
	Vanguard High Yield Bond Portfolio	1,053	4,713	(3,660)
	Vanguard Small Company Growth Portfolio	2,271	5,543	(3,272)
	Vanguard Mid-Cap Index Portfolio	2,320	5,565	(3,245)
	Vanguard REIT Index Portfolio	2,044	6,329	(4,285)

	*Formerly Janus Aspen Large Cap Growth Portfolio
	**Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 and 2009

7.	Financial Highlights

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2010 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
*	Janus Aspen Janus Portfolio	98,513	$ 6.92	$ 682	1.20%	1.10%	13.14%
**	Janus Aspen Enterprise Portfolio	207,283	59.26	12,283	1.20	0.07	24.34
	Janus Aspen Forty Portfolio	100,631	9.76	982	1.20	0.36	5.46
	Janus Aspen Worldwide Growth Portfolio	65,096	6.49	423	1.20	0.62	14.44
	Janus Aspen Balanced Portfolio	96,362	14.40	1,388	1.20	2.83	6.33
	T. Rowe Price Prime Reserve Portfolio	89,685	21.59	1,937	1.20	0.12	(1.07)
	T. Rowe Price Limited Term Bond Portfolio	65,307	36.96	2,413	1.20	2.86	1.87
	T. Rowe Price Equity Income Portfolio	97,181	15.19	1,476	1.20	1.92	13.64
	T. Rowe Price Personal Strategy Balanced Portfolio	143,581	46.45	6,669	1.20	2.35	12.35
	T. Rowe Price Mid-Cap Growth Portfolio	34,539	19.15	662	1.20	-	26.58
	T. Rowe Price International Stock Portfolio	31,296	10.10	316	1.20	0.84	13.08
	Vanguard Balanced Portfolio	61,802	15.59	964	1.20	2.97	9.69
	Vanguard Equity Index Portfolio	33,635	12.31	414	1.20	2.20	13.53
	Vanguard High Yield Bond Portfolio	11,007	15.56	171	1.20	7.02	10.77
	Vanguard Small Company Growth Portfolio	34,353	15.26	524	1.20	0.33	30.21
	Vanguard Mid-Cap Index Portfolio	29,760	16.40	488	1.20	1.00	23.87
	Vanguard REIT Index Portfolio	23,183	19.70	457	1.20	2.72	26.72

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2009 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
*	Janus Aspen Janus Portfolio	112,100	$ 6.12	$ 686	1.20%	0.54%	34.73%
**	Janus Aspen Enterprise Portfolio	230,410	47.66	10,981	1.20	-	43.11
	Janus Aspen Forty Portfolio	109,501	9.25	1,013	1.20	0.04	44.60
	Janus Aspen Worldwide Growth Portfolio	67,901	5.67	385	1.20	1.43	36.06
	Janus Aspen Balanced Portfolio	107,882	13.45	1,451	1.20	3.02	24.39
	T. Rowe Price Prime Reserve Portfolio	87,739	21.83	1,915	1.20	0.39	(0.81)
	T. Rowe Price Limited Term Bond Portfolio	73,668	36.28	2,673	1.20	3.52	7.01
	T. Rowe Price Equity Income Portfolio	113,642	13.37	1,519	1.20	2.03	24.11
	T. Rowe Price Personal Strategy Balanced Portfolio	159,605	41.35	6,599	1.20	2.16	30.55
	T. Rowe Price Mid-Cap Growth Portfolio	37,268	15.13	564	1.20	-	43.92
	T. Rowe Price International Stock Portfolio	38,925	8.93	348	1.20	2.71	50.59
	Vanguard Balanced Portfolio	65,439	14.22	930	1.20	5.53	21.44
	Vanguard Equity Index Portfolio	41,167	10.84	446	1.20	2.77	24.94
	Vanguard High Yield Bond Portfolio	10,672	14.04	150	1.20	9.40	37.21
	Vanguard Small Company Growth Portfolio	37,414	11.72	438	1.20	1.09	37.72
	Vanguard Mid-Cap Index Portfolio	36,121	13.24	478	1.20	1.75	38.71
	Vanguard REIT Index Portfolio	24,632	15.55	383	1.20	5.18	27.61

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

*	Formerly Janus Aspen Large Cap Growth Portfolio
**	Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 and 2009

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2008 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
	Janus Aspen Large Cap Growth Portfolio	121,992	$ 4.54	$ 554	1.20%	0.74%	(40.44)%
	Janus Aspen Mid Cap Growth Portfolio	247,021	33.30	8,226	1.20	0.24	(44.40)
	Janus Aspen Forty Portfolio	112,328	6.40	719	1.20	0.14	(44.82)
	Janus Aspen Worldwide Growth Portfolio	79,255	4.17	330	1.20	1.17	(45.33)
	Janus Aspen Balanced Portfolio	118,025	10.81	1,276	1.20	2.69	(16.84)
	T. Rowe Price Prime Reserve Portfolio	88,537	22.00	1,948	1.20	2.66	1.45
	T. Rowe Price Limited Term Bond Portfolio	84,270	33.90	2,857	1.20	4.02	0.34
	T. Rowe Price Equity Income Portfolio	140,071	10.77	1,508	1.20	2.34	(36.87)
	T. Rowe Price Personal Strategy Balanced Portfolio	187,503	31.67	5,938	1.20	2.43	(30.72)
	T. Rowe Price Mid-Cap Growth Portfolio	41,483	10.51	436	1.20	-	(40.48)
	T. Rowe Price International Stock Portfolio	43,049	5.93	255	1.20	1.99	(49.32)
	Vanguard Balanced Portfolio	97,197	11.71	1,138	1.20	3.46	(23.50)
	Vanguard Equity Index Portfolio	44,134	8.68	383	1.20	2.21	(37.69)
	Vanguard High Yield Bond Portfolio	14,332	10.24	147	1.20	8.57	(22.89)
	Vanguard Small Company Growth Portfolio	40,686	8.51	346	1.20	0.71	(40.20)
	Vanguard Mid-Cap Index Portfolio	39,366	9.54	376	1.20	1.57	(42.51)
	Vanguard REIT Index Portfolio	28,917	12.18	352	1.20	3.51	(37.99)

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2007 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
	Janus Aspen Large Cap Growth Portfolio	150,469	$ 7.62	$ 1,147	1.20%	0.70%	13.72%
	Janus Aspen Mid Cap Growth Portfolio	291,983	59.89	17,487	1.20	0.21	20.59
	Janus Aspen Forty Portfolio	124,621	11.60	1,445	1.20	0.34	35.37
	Janus Aspen Worldwide Growth Portfolio	91,930	7.63	701	1.20	0.75	8.32
	Janus Aspen Balanced Portfolio	134,090	13.00	1,743	1.20	2.51	9.22
	T. Rowe Price Prime Reserve Portfolio	86,373	21.69	1,874	1.20	4.79	3.63
	T. Rowe Price Limited Term Bond Portfolio	102,686	33.79	3,470	1.20	4.33	4.22
	T. Rowe Price Equity Income Portfolio	163,260	17.06	2,785	1.20	1.68	2.03
	T. Rowe Price Personal Strategy Balanced Portfolio	232,865	45.71	10,645	1.20	2.17	6.33
	T. Rowe Price Mid-Cap Growth Portfolio	48,548	17.66	858	1.20	0.22	16.12
	T. Rowe Price International Stock Portfolio	48,737	11.70	570	1.20	1.34	11.69
	Vanguard Balanced Portfolio	100,302	15.30	1,535	1.20	2.78	7.12
	Vanguard Equity Index Portfolio	44,985	13.93	627	1.20	1.59	4.17
	Vanguard High Yield Bond Portfolio	17,734	13.27	235	1.20	6.78	0.78
	Vanguard Small Company Growth Portfolio	44,974	14.23	640	1.20	0.50	2.58
	Vanguard Mid-Cap Index Portfolio	39,957	16.60	663	1.20	1.22	4.93
	Vanguard REIT Index Portfolio	32,113	19.65	631	1.20	2.04	(17.56)

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 and 2009

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2006 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
	Janus Aspen Large Cap Growth Portfolio	188,371	$ 6.70	$ 1,262	1.20%	0.46%	10.06%
	Janus Aspen Mid Cap Growth Portfolio	347,820	49.66	17,273	1.20	-	12.27
	Janus Aspen Forty Portfolio	142,316	8.57	1,220	1.20	0.35	8.05
	Janus Aspen Worldwide Growth Portfolio	104,968	7.04	739	1.20	1.72	16.81
	Janus Aspen Balanced Portfolio	148,481	11.90	1,767	1.20	2.13	9.41
	T. Rowe Price Prime Reserve Portfolio	99,857	20.93	2,090	1.20	4.51	3.36
	T. Rowe Price Limited Term Bond Portfolio	116,774	32.42	3,786	1.20	4.06	2.83
	T. Rowe Price Equity Income Portfolio	185,567	16.72	3,103	1.20	1.55	17.57
	T. Rowe Price Personal Strategy Balanced Portfolio	268,847	42.99	11,558	1.20	2.05	10.53
	T. Rowe Price Mid-Cap Growth Portfolio	61,966	15.21	943	1.20	-	5.38
	T. Rowe Price International Stock Portfolio	51,757	10.48	542	1.20	1.24	17.68
	Vanguard Balanced Portfolio	101,726	14.28	1,453	1.20	2.43	13.58
	Vanguard Equity Index Portfolio	53,071	13.37	710	1.20	1.72	14.31
	Vanguard High Yield Bond Portfolio	15,454	13.17	204	1.20	7.20	6.96
	Vanguard Small Company Growth Portfolio	49,079	13.87	681	1.20	0.36	8.89
	Vanguard Mid-Cap Index Portfolio	45,501	15.82	720	1.20	1.02	12.39
	Vanguard REIT Index Portfolio	35,464	23.83	845	1.20	2.09	33.32

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

8.	Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified.  Each subaccount is required to satisfy the requirements of Section 817(h).  The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code.  The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.